Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust                                         Scudder High Yield Tax-Free Fund
  o    Government & Agency Securities Portfolio            Scudder Income Fund
  o    Money Market Portfolio                              Scudder Institutional Funds
  o    Tax-Exempt Portfolio                                  o    Cash Management Fund
Cash Equivalent Fund                                         o    Cash Reserves Fund
  o    Government & Agency Securities Portfolio              o    Scudder International Equity Fund
  o    Money Market Portfolio                                o    Scudder Equity 500 Index Fund
  o    Tax-Exempt Portfolio                                  o    Daily Assets Fund
Cash Reserve Fund, Inc.                                      o    Treasury Money Fund
  o    Prime Series                                        Scudder Intermediate Tax/AMT Free Fund
  o    Tax-Free Series                                     Scudder International Equity Fund
  o    Treasury Series                                     Scudder International Fund
Investors Cash Trust                                       Scudder International Select Equity Fund
  o    Government & Agency Securities Portfolio            Scudder Japanese Equity Fund
  o    Treasury Portfolio                                  Scudder Large Cap Value Fund
Investors Municipal Cash Fund                              Scudder Large Company Growth Fund
  o    Investors Florida Municipal Cash Fund               Scudder Large Company Value Fund
  o    Investors Michigan Municipal Cash Fund              Scudder Latin America Fund
  o    Investors New Jersey Municipal Cash Fund            Scudder Lifecycle Long Range Fund
  o    Investors Pennsylvania Municipal Cash Fund          Scudder Lifecycle Mid Range Fund
  o    Tax-Exempt New York Money Market Fund               Scudder Lifecycle Short Range Fund
Scudder 21st Century Growth Fund                           Scudder Managed Municipal Bond Fund
Scudder Aggressive Growth Fund                             Scudder Massachusetts Tax-Free Fund
Scudder Advisor Funds                                      Scudder Mid Cap Growth Fund
  o    Cash Management                                     Scudder Micro Cap Fund
  o    New York Tax Free Money                             Scudder Money Funds
  o    Tax-Free Money                                        o    Scudder Government & Agency Money Fund
  o    Treasury Money                                        o    Scudder Money Market Fund
  o    PreservationPlus Income Fund                          o    Scudder Tax-Exempt Money Fund
Scudder Advisor Funds III                                  Scudder Money Market Series
  o    Money Market                                        Scudder Municipal Bond Fund
  o    PreservationPlus Fund                               Scudder New Europe Fund
Scudder Balanced Fund                                      Scudder New York Tax-Free Income Fund
Scudder Blue Chip Fund                                     Scudder Pacific Opportunities Fund
Scudder California Tax-Free Income Fund                    Scudder Pathway Series: Conservative Portfolio
Scudder Capital Growth Fund                                Scudder Pathway Series: Growth Portfolio
Scudder Cash Investment Trust                              Scudder Pathway Series: Moderate Portfolio
Scudder Cash Reserves Fund                                 Scudder Retirement Fund -- Series V
Scudder-Dreman Financial Services Fund                     Scudder Retirement Fund -- Series VI
Scudder-Dreman High Return Equity Fund                     Scudder Retirement Fund -- Series VII
Scudder Dreman-Small Cap Value Fund                        Scudder RREEF Real Estate Securities Fund
Scudder Development Fund                                   Scudder S&P 500 Index Fund
Scudder Dynamic Growth Fund                                Scudder S&P 500 Stock Fund
Scudder EAFE Equity Index Fund                             Scudder Select 500 Fund
Scudder Emerging Markets Debt Fund                         Scudder Short Duration Fund
Scudder Emerging Markets Growth Fund                       Scudder Short-Term Bond Fund
Scudder Emerging Markets Income Fund                       Scudder Short-Term Municipal Bond Fund
Scudder Fixed Income Fund                                  Scudder Small Cap Growth Fund
Scudder Flag Investors Communications Fund                 Scudder Small Company Stock Fund
Scudder Flag Investors Equity Partners Fund                Scudder Small Company Value Fund
Scudder Flag Investors Value Builder Fund                  Scudder Strategic Income Fund
Scudder Florida Tax-Free Income Fund                       Scudder Target 2010 Fund
Scudder Focus Value Plus Growth Fund                       Scudder Target 2011 Fund
Scudder Global Biotechnology Fund                          Scudder Target 2012 Fund
Scudder Global Bond Fund                                   Scudder Target 2013 Fund
Scudder Global Discovery Fund                              Scudder Tax Advantaged Dividend Fund
Scudder Global Fund                                        Scudder Tax-Free Money Fund
Scudder GNMA Fund                                          Scudder Technology Fund
Scudder Gold and Precious Metals Fund                      Scudder Technology Innovation Fund
Scudder Greater Europe Growth Fund                         Scudder Total Return Bond Fund
Scudder Growth Fund                                        Scudder Total Return Fund
Scudder Growth & Income Fund                               Scudder US Bond Index Fund
Scudder Health Care Fund                                   Scudder US Government Securities Fund
Scudder High Income Fund                                   Scudder U.S. Treasury Money Fund
Scudder High Income Plus Fund                              Scudder Worldwide 2004 Fund
Scudder High Income Opportunity Fund


Scudder Yieldwise Funds                                      o    SVS Davis Venture Value Portfolio
  o    Scudder Yieldwise Government & Agency Money Fund      o    SVS Dreman Financial Services Portfolio
  o    Scudder Yieldwise Money Fund                          o    SVS Dreman High Return Equity Portfolio
  o    Scudder Yieldwise Municipal Money Fund                o    SVS Dreman Small Cap Value Portfolio
Scudder Investments VIT Funds                                o    SVS Eagle Focused Large Cap Growth Portfolio
  o    Scudder EAFE Equity Index Fund                        o    SVS Focus Value+Growth Portfolio
  o    Scudder Equity 500 Index Fund                         o    SVS Index 500 Portfolio
  o    Scudder Real Estate Securities Portfolio              o    SVS Invesco Dynamic Growth Portfolio
  o    Scudder Small Cap Index Fund                          o    SVS Janus Growth and Income Portfolio
Scudder Variable Series I                                    o    SVS Janus Growth Opportunities Portfolio
  o    Scudder Bond Portfolio                                o    SVS MFS Strategic Value Portfolio
  o    Scudder Balanced Portfolio                            o    SVS Turner Mid Cap Growth Portfolio
  o    Scudder Growth and Income Portfolio                   o    SVS Oak Strategic Equity Portfolio
  o    Scudder Capital Growth Portfolio                      o    Scudder Fixed Income Portfolio
  o    Scudder 21st Century Growth Portfolio                 o    Scudder Global Blue Chip Portfolio
  o    Scudder Global Discovery Portfolio                    o    Scudder Government & Agency Securities Portfolio
  o    Scudder International Portfolio                       o    Scudder Growth Portfolio
  o    Scudder Health Sciences Portfolio                     o    Scudder High Income Portfolio
  o    Money Market Portfolio                                o    Scudder International Select Equity Portfolio
Scudder Variable Series II                                   o    Scudder Money Market Portfolio
  o    Scudder Aggressive Growth Portfolio                   o    Scudder Small Cap Growth Portfolio
  o    Scudder Blue Chip Portfolio                           o    Scudder Strategic Income Portfolio
  o    Scudder Conservative Income Strategy Portfolio        o    Scudder Technology Growth Portfolio
  o    Scudder Growth and Income Strategy Portfolio          o    Scudder Total Return Portfolio
  o    Scudder Growth Strategy Portfolio                   Tax-Exempt California Money Market Fund
  o    Scudder Income and Growth Strategy Portfolio
  o    Scudder Large Cap Value Portfolio

The following paragraph supplements the "Directors/Trustees and Officers" section of each Fund's Statement of Additional Information:

Agreement to Indemnify Independent Directors/Trustees for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund's investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



October 20, 2004